ACQUIRED INTANGIBLE ASSETS, NET (Schedule of Acquired Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 31,680	$ 31,808
Less: Accumulated amortization	(17,338)	(14,529)
Impairment loss recognized	(5,287)	(820)
IPR&D not subject to amortization	420	420
Less: Impairment loss in respect of IPR&D recognized	(420)	(420)
Acquired intangible assets, net	9,055	16,459
Purchased software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	8,471	8,654
Less: Accumulated amortization	(6,742)	(6,961)
Impairment loss recognized	(168)	(168)
Technology licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	23,209	23,154
Less: Accumulated amortization	(10,596)	(7,568)
Impairment loss recognized	$ (5,119)	$ (652)